Long-Term Debt - Bank Loans (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total long-term debt	$ 2,564,672	$ 2,598,320
Less: Deferred financing costs	18,017	19,808
Total long-term debt, net	2,546,655	2,578,512
Less: Current portion of long-term debt	133,162	132,439
Add: Current portion of deferred financing costs	4,086	4,056
Long-term debt, net	2,417,579	2,450,129
(i) Issued in October 2022 maturing in October 2028 (the 2022 credit facility) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 91,700	94,360
Rate of interest	Margin + Secured Overnight Financing Rate (“SOFR”)
(ii) Issued in June 2023 maturing in June 2031 (the 2023 credit facility) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 87,500	90,625
Rate of interest	Margin + SOFR
(iii) Issued in January 2024 maturing in December 2030 (the 2024 - LNG/C Axios II credit facility) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 175,000	180,000
Rate of interest	Margin + SOFR
(iv)Issued in June 2024 maturing in June 2031 (the 2024 - LNG/C Aktoras credit facility) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 227,000	233,500
Rate of interest	Margin + SOFR
(v) Issued in June 2024 maturing in June 2031 (the 2024 LNG/C Aristidis I credit facility) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 147,250	151,125
Rate of interest	Margin + SOFR
(vi) Assumed in September 2021 maturing in June 2030 (the 2021 Bocomm) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 115,123	118,216
Rate of interest	Margin + SOFR
(vii) Assumed in September 2021 maturing in November 2029 (the 2021 Bocomm) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 110,260	113,210
Rate of interest	Margin + SOFR
(viii) Assumed in November 2021 maturing in July 2036 (the 2021 Shin Doun) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 121,175	124,376
Rate of interest	Fixed rate
(ix) Issued in December 2022 maturing in January 2031 (the 2022 Jolco) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 98,179	100,273
Rate of interest	($65,779: Margin + SOFR, $32,400: Fixed rate)
(x) Issued in February 2023 maturing in February 2033 (the 2023 CMBFL - LNG/C) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 164,313	168,687
Rate of interest	Margin + SOFR
(xi) Assumed in December 2023 maturing in October 2033 (the 2023 CMBFL - LNG/C AMI) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 163,159	174,212
(xii) Issued in May 2024 maturing in May 2032 (the 2023 LNG/C Assos Jolco) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 231,445	236,079
Rate of interest	($190,045: Margin + SOFR, $41,400: Fixed rate)
(xiii) Issued in July 2024 maturing in July 2032 (the 2024 - LNG/C Apostolos Jolco) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 231,232	235,870
Rate of interest	($189,832: Margin + SOFR, $41,400: Fixed rate)
(xiv) Issued in August 2024 maturing in July 2031 (the 2024 Bocomm - LNG/C Attalos) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 154,315	158,780
Rate of interest	Margin + SOFR
(xv) Issued in August 2024 maturing in July 2031 (the 2024 Bocomm - LNG/C Asklipios) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 154,315	158,780
Rate of interest	Margin + SOFR
(xvi) Issued in October 2021 maturing in October 2026 (the 2021 Bonds) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 175,624	156,136
Rate of interest	Fixed rate
(xvii) Issued in July 2022 maturing in July 2029 (the 2022 Bonds) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 117,082	$ 104,091
Rate of interest	Fixed rate